Share based payments - Options outstanding and exercisable (vested) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) item $ / shares	Dec. 31, 2022 CAD ($) item $ / shares	Dec. 31, 2021 CAD ($) item $ / shares	Nov. 15, 2022 $ / shares	Dec. 31, 2020 item $ / shares
Options outstanding and exercisable
Weighted average exercise price				$ 2.52
Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	772,568	991,960	834,351		844,630
Weighted average remaining Life (Years)	1 year 11 months 19 days
Weighted average exercise price	$ 3.50
Number of Shares Issuable on exercise, Exercisable | item	323,756
Weighted average exercise price, Exercisable	$ 3.59
Amount expensed as shared-based payment | $	$ 513	$ 505	$ 212
Weighted Average Exercise Price, Outstanding	$ 3.50	$ 4.95	$ 5.94		$ 5.94
Minimum | Stock options
Options outstanding and exercisable
Weighted average exercise price		3.21	6.21
Maximum
Options outstanding and exercisable
Weighted average exercise price			$ 7.29
Maximum | Stock options
Options outstanding and exercisable
Weighted average exercise price	$ 2.40	$ 5.76
2.40 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	258,346
Weighted average remaining Life (Years)	3 years 2 months 8 days
Weighted average exercise price	$ 2.40
Weighted average exercise price, Exercisable	2.40
Weighted Average Exercise Price, Outstanding	2.40
2.40 | Minimum | Stock options
Options outstanding and exercisable
Weighted average exercise price	$ 2.40
2.52 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	108,234
Weighted average remaining Life (Years)	8 months 4 days
Weighted average exercise price	$ 2.52
Number of Shares Issuable on exercise, Exercisable | item	108,334
Weighted average exercise price, Exercisable	$ 2.52
Weighted Average Exercise Price, Outstanding	$ 2.52
2.61 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	27,778
Weighted average remaining Life (Years)	1 year 7 months 28 days
Weighted average exercise price	$ 2.61
Number of Shares Issuable on exercise, Exercisable | item	27,778
Weighted average exercise price, Exercisable	$ 2.61
Weighted Average Exercise Price, Outstanding	$ 2.61
2.88 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	16,666
Weighted average remaining Life (Years)	9 months
Weighted average exercise price	$ 2.88
Number of Shares Issuable on exercise, Exercisable | item	16,666
Weighted average exercise price, Exercisable	$ 2.88
Weighted Average Exercise Price, Outstanding	$ 2.88
3.21 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	75,000
Weighted average remaining Life (Years)	3 years 10 months 13 days
Weighted average exercise price	$ 3.21
Number of Shares Issuable on exercise, Exercisable | item	25,000
Weighted average exercise price, Exercisable	$ 3.87
Weighted Average Exercise Price, Outstanding	$ 3.87
3.24 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	55,556
Weighted average remaining Life (Years)	1 month 20 days
Weighted average exercise price	$ 3.24
Number of Shares Issuable on exercise, Exercisable | item	55,556
Weighted average exercise price, Exercisable	$ 3.24
Weighted Average Exercise Price, Outstanding	$ 3.24
4.63 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	19,444
Weighted average remaining Life (Years)	3 years 4 months 24 days
Weighted average exercise price	$ 4.63
Number of Shares Issuable on exercise, Exercisable | item	6,481
Weighted average exercise price, Exercisable	$ 4.63
Weighted Average Exercise Price, Outstanding	$ 4.63
5.40 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	176,822
Weighted average remaining Life (Years)	3 years 18 days
Weighted average exercise price	$ 5.40
Number of Shares Issuable on exercise, Exercisable | item	58,941
Weighted average exercise price, Exercisable	$ 5.40
Weighted Average Exercise Price, Outstanding	$ 5.40
6.21 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	29,166
Weighted average remaining Life (Years)	2 years 3 months 14 days
Weighted average exercise price	$ 6.21
Number of Shares Issuable on exercise, Exercisable | item	19,444
Weighted average exercise price, Exercisable	$ 6.21
Weighted Average Exercise Price, Outstanding	$ 6.21
7.29 | Stock options
Options outstanding and exercisable
Number of shares Issuable on Exercise, Outstanding | item	5,556
Weighted average remaining Life (Years)	1 year 1 month 17 days
Weighted average exercise price	$ 7.29
Number of Shares Issuable on exercise, Exercisable | item	5,556
Weighted average exercise price, Exercisable	$ 7.29
Weighted Average Exercise Price, Outstanding	7.29
7.29 | Maximum | Stock options
Options outstanding and exercisable
Weighted average exercise price	$ 6.21